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                MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020


                                       March 5, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley New York Municipal Money Market Trust
     File Number 33-32763


Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on February 25, 2003.

                                           Very truly yours,

                                       /s/ Bennett MacDougall
                                           ------------------
                                           Bennett MacDougall
                                           Senior Attorney

cc:  Larry Greene
     Barry Fink